Pension Plans and Other Postretirement Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contributions	$ 334	$ 314	$ 295
Pre-tax settlement gains (losses)	0	(187)	0
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Pre-tax settlement gains (losses)	$ 0	$ (187)	$ 0
Weighted average discount rate	4.40%
Discount rate	4.00%	3.50%	4.00%
Expected long-term return on plan assets	6.60%	4.00%	5.50%
Employer contributions	$ 12	$ 46	$ 25
Multiemployer plans, plan contributions	18	17	15
Benefit obligation	5,841	131	844
Net periodic benefit cost	$ (6)	208	$ 27
Pension Plan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target investment allocations	31.00%
Pension Plan | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target investment allocations	57.00%
Pension Plan | Real Estate Investment
Defined Benefit Plan Disclosure [Line Items]
Target investment allocations	6.00%
Pension Plan | Private equity investments
Defined Benefit Plan Disclosure [Line Items]
Target investment allocations	3.00%
Pension Plan | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Target investment allocations	3.00%
Pension Plan | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate			3.10%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, plan contributions	$ 58	58	$ 52
Benefit obligation	228	25
Net periodic benefit cost	$ 2	$ 1	$ 1